Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2024	May 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 141,698	$ 162,974
Initial recognition	9,504
Transfer from Level 2	17,890	10,028
Transfer to Level 2		(17,510)
Disposals	(4,640)
Unrealized gain (loss)	(25,034)	(3,172)
Impairment	(11,693)	(2,901)
Foreign exchange difference	(1,948)	(7,721)
Ending balance	$ 125,777	$ 141,698